Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
The reconciliation of the federal statutory income tax rate to our effective income tax rate is as follows:

	Year Ended December 31,
	2016	2015
U.S. federal statutory tax rate	35.0%	35.0%
Valuation allowance	(35.0)%	(35.0)%
Effective tax rate as reported	—%	—%

Schedule of Deferred Tax Assets
Significant components of our deferred tax assets and liabilities at December 31, 2016 and 2015 are as follows (in thousands):

	December 31,
	2016	2015
Deferred tax assets
Federal net operating loss carryforward	$53,618	$28,548
Derivative instruments	46,754	54,222
Long-term debt	15,953	8,196
Property, plant and equipment	13,680	8,385
Other	393	1,130
Less: valuation allowance	(130,398)	(100,481)
Total net deferred tax asset	$—	$—